SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Parenthetical) (Details) - Market-based Units - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
SHARE-BASED COMPENSATION
Number of shares granted	2,863,500	0	2,863,500
Numbers of shares, Outstanding	2,863,500